Segment reporting - Business segments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Total segment revenue	$ 10,660	$ 10,524	$ 10,646
Gross profit	2,094	2,322	2,387
Expenses and other income	(1,240)	(1,100)	(1,242)
Profit from operating activities	854	1,222	1,145
Financial income	46	49	169
Financial expenses	(865)	(750)	(1,042)
Profit (loss) from continuing operations before income tax	35	521	272
Income tax (expense) benefit	(40)	(81)	(105)
Profit (loss) from continuing operations	(5)	440	167
Depreciation and amortization from continuing operations	655	674	707
Earnings before interest, tax, depreciation and amortization (“EBITDA”) from continuing operations	1,509	1,896	1,852
Included in EBITDA:
Asset impairment charges, net of reversals	240	45	45
Non-cash change in multi-employer pension plan withdrawal liability			(11)
(Gain) loss on sale or disposal of businesses and non-current assets	(8)
Non-cash pension expense	56	58	124
Operational process engineering-related consultancy costs	14	15	21
Related party management fee	28	31	40
Restructuring costs, net of reversals	17	23	49
Unrealized (gain) loss on derivatives	22	0	(20)
Other	(6)	10	3
Adjusted EBITDA from continuing operations	1,872	2,078	2,103
Segment assets (excluding intercompany balances)	16,178	16,682
Included in segment assets are:
Additions to property, plant and equipment	565	392
Additions to intangible assets	22	12
Segment liabilities (excluding intercompany balances)	14,552	15,030
Reynolds Consumer Products
Disclosure of operating segments [line items]
Total segment revenue	3,144	2,959	2,936
Pactiv Foodservice
Disclosure of operating segments [line items]
Total segment revenue	3,778	3,729	3,748
Graham Packaging
Disclosure of operating segments [line items]
Total segment revenue	2,087	2,147	2,223
Evergreen
Disclosure of operating segments [line items]
Total segment revenue	1,603	1,562	1,580
Closures
Disclosure of operating segments [line items]
Total segment revenue	861	901	928
Business segments
Disclosure of operating segments [line items]
Total segment revenue	10,660
Business segments | Reynolds Consumer Products
Disclosure of operating segments [line items]
Total segment revenue	2,980	2,807	2,790
Gross profit	849	853	873
Expenses and other income	(289)	(283)	(307)
Profit from operating activities	560	570	566
Depreciation and amortization from continuing operations	83	86	92
Earnings before interest, tax, depreciation and amortization (“EBITDA”) from continuing operations	643	656	658
Included in EBITDA:
Asset impairment charges, net of reversals	0	0	0
Non-cash change in multi-employer pension plan withdrawal liability			0
(Gain) loss on sale or disposal of businesses and non-current assets	0
Non-cash pension expense	0	0	0
Operational process engineering-related consultancy costs	0	3	0
Related party management fee	0	0	0
Restructuring costs, net of reversals	0	5	0
Unrealized (gain) loss on derivatives	14	(4)	(8)
Other	(5)	0	0
Adjusted EBITDA from continuing operations	652	660	650
Segment assets (excluding intercompany balances)	4,108	4,122
Included in segment assets are:
Additions to property, plant and equipment	82	55
Additions to intangible assets	1	2
Segment liabilities (excluding intercompany balances)	593	596
Business segments | Pactiv Foodservice
Disclosure of operating segments [line items]
Total segment revenue	3,267	3,237	3,254
Gross profit	606	721	691
Expenses and other income	(293)	(319)	(333)
Profit from operating activities	313	402	358
Depreciation and amortization from continuing operations	204	205	223
Earnings before interest, tax, depreciation and amortization (“EBITDA”) from continuing operations	517	607	581
Included in EBITDA:
Asset impairment charges, net of reversals	7	36	28
Non-cash change in multi-employer pension plan withdrawal liability			(1)
(Gain) loss on sale or disposal of businesses and non-current assets	23
Non-cash pension expense	0	0	0
Operational process engineering-related consultancy costs	14	12	21
Related party management fee	0	0	0
Restructuring costs, net of reversals	2	8	31
Unrealized (gain) loss on derivatives	6	2	(7)
Other	0	12	9
Adjusted EBITDA from continuing operations	569	677	662
Segment assets (excluding intercompany balances)	4,702	4,743
Included in segment assets are:
Additions to property, plant and equipment	243	104
Additions to intangible assets	16	2
Segment liabilities (excluding intercompany balances)	880	881
Business segments | Graham Packaging
Disclosure of operating segments [line items]
Total segment revenue	2,087	2,147	2,223
Gross profit	265	323	335
Expenses and other income	(404)	(188)	(202)
Profit from operating activities	(139)	135	133
Depreciation and amortization from continuing operations	253	257	269
Earnings before interest, tax, depreciation and amortization (“EBITDA”) from continuing operations	114	392	402
Included in EBITDA:
Asset impairment charges, net of reversals	229	7	11
Non-cash change in multi-employer pension plan withdrawal liability			0
(Gain) loss on sale or disposal of businesses and non-current assets	0
Non-cash pension expense	0	0	0
Operational process engineering-related consultancy costs	0	0	0
Related party management fee	0	0	0
Restructuring costs, net of reversals	7	4	12
Unrealized (gain) loss on derivatives	0	0	0
Other	(1)	(6)	(4)
Adjusted EBITDA from continuing operations	349	397	421
Segment assets (excluding intercompany balances)	3,958	4,430
Included in segment assets are:
Additions to property, plant and equipment	130	136
Additions to intangible assets	2	4
Segment liabilities (excluding intercompany balances)	705	814
Business segments | Evergreen
Disclosure of operating segments [line items]
Total segment revenue	1,504	1,448	1,467
Gross profit	233	276	315
Expenses and other income	(65)	(79)	(88)
Profit from operating activities	168	197	227
Depreciation and amortization from continuing operations	63	59	57
Earnings before interest, tax, depreciation and amortization (“EBITDA”) from continuing operations	231	256	284
Included in EBITDA:
Asset impairment charges, net of reversals	0	0	0
Non-cash change in multi-employer pension plan withdrawal liability			(10)
(Gain) loss on sale or disposal of businesses and non-current assets	0
Non-cash pension expense	0	0	0
Operational process engineering-related consultancy costs	0	0	0
Related party management fee	0	0	0
Restructuring costs, net of reversals	0	2	1
Unrealized (gain) loss on derivatives	2	1	(3)
Other	(3)	(1)	(2)
Adjusted EBITDA from continuing operations	230	258	270
Segment assets (excluding intercompany balances)	1,129	1,163
Included in segment assets are:
Additions to property, plant and equipment	65	63
Additions to intangible assets	0	3
Segment liabilities (excluding intercompany balances)	371	386
Business segments | Closures
Disclosure of operating segments [line items]
Total segment revenue	822	885	912
Gross profit	142	155	173
Expenses and other income	(59)	(103)	(108)
Profit from operating activities	83	52	65
Depreciation and amortization from continuing operations	52	66	65
Earnings before interest, tax, depreciation and amortization (“EBITDA”) from continuing operations	135	118	130
Included in EBITDA:
Asset impairment charges, net of reversals	4	2	6
Non-cash change in multi-employer pension plan withdrawal liability			0
(Gain) loss on sale or disposal of businesses and non-current assets	(31)
Non-cash pension expense	0	0	0
Operational process engineering-related consultancy costs	0	0	0
Related party management fee	0	0	0
Restructuring costs, net of reversals	8	4	5
Unrealized (gain) loss on derivatives	0	1	(2)
Other	0	6	(1)
Adjusted EBITDA from continuing operations	116	131	138
Segment assets (excluding intercompany balances)	994	1,147
Included in segment assets are:
Additions to property, plant and equipment	40	31
Additions to intangible assets	0	0
Segment liabilities (excluding intercompany balances)	235	255
Total inter-segment revenue
Disclosure of operating segments [line items]
Total segment revenue	(813)	(774)	(769)
Total inter-segment revenue | Reynolds Consumer Products
Disclosure of operating segments [line items]
Total segment revenue	164	152	146
Total inter-segment revenue | Pactiv Foodservice
Disclosure of operating segments [line items]
Total segment revenue	511	492	494
Total inter-segment revenue | Graham Packaging
Disclosure of operating segments [line items]
Total segment revenue	0	0	0
Total inter-segment revenue | Evergreen
Disclosure of operating segments [line items]
Total segment revenue	99	114	113
Total inter-segment revenue | Closures
Disclosure of operating segments [line items]
Total segment revenue	39	16	16
Corporate / Unallocated
Disclosure of operating segments [line items]
Total segment revenue	(813)	(774)	(769)
Gross profit	(1)	(6)	0
Expenses and other income	(130)	(128)	(204)
Profit from operating activities	(131)	(134)	(204)
Depreciation and amortization from continuing operations	0	1	1
Earnings before interest, tax, depreciation and amortization (“EBITDA”) from continuing operations	(131)	(133)	(203)
Included in EBITDA:
Asset impairment charges, net of reversals	0	0	0
Non-cash change in multi-employer pension plan withdrawal liability			0
(Gain) loss on sale or disposal of businesses and non-current assets	0
Non-cash pension expense	56	58	124
Operational process engineering-related consultancy costs	0	0	0
Related party management fee	28	31	40
Restructuring costs, net of reversals	0	0	0
Unrealized (gain) loss on derivatives	0	0	0
Other	3	(1)	1
Adjusted EBITDA from continuing operations	(44)	(45)	$ (38)
Segment assets (excluding intercompany balances)	1,287	1,077
Included in segment assets are:
Additions to property, plant and equipment	5	3
Additions to intangible assets	3	1
Segment liabilities (excluding intercompany balances)	$ 11,768	$ 12,098